Prospectus Supplement

June 16, 2015

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2015 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2015

Global Strategist Portfolio (Class I) (the "Portfolio")

The total expense ratio cap of the Portfolio's Class I shares has been increased, effective August 1, 2015. Accordingly, effective August 1, 2015, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Strategist Portfolio—Fees and Expenses of the Portfolio (Class I)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.75%
Distribution (12b-1) Fee	None
Other Expenses	0.67%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Portfolio Operating Expenses†	1.43%
Fee Waiver and/or Expense Reimbursement†	0.52%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement†	0.91%

The second footnote following the Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Strategist Portfolio—Fees and Expenses of the Portfolio (Class I)" is hereby deleted in its entirety and replaced with the following:

†  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding Acquired Fund Fees and Expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Portfolio Summary—Global Strategist Portfolio—Fees and Expenses of the Portfolio (Class I)—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Strategist Portfolio	$93	$290	$504	$1,120

The first sentence of the second paragraph under the section of the Prospectus entitled "Fund Management—Advisory Fee" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed 0.90% of average daily net assets.

Please retain this supplement for future reference.

Prospectus Supplement

June 16, 2015

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2015 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2015

Global Strategist Portfolio (Class II) (the "Portfolio")

Please retain this supplement for future reference.

The total expense ratio cap of the Portfolio's Class II shares has been increased, effective August 1, 2015. Accordingly, effective August 1, 2015, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Strategist Portfolio—Fees and Expenses of the Portfolio (Class II)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.75%
Distribution (12b-1) Fee*	0.25%
Other Expenses	0.67%
Acquired Fund Fees and Expenses**	0.01%
Total Annual Portfolio Operating Expenses†	1.68%
Fee Waiver and/or Expense Reimbursement†	0.67%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement†	1.01%

The third footnote following the Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Strategist Portfolio—Fees and Expenses of the Portfolio (Class II)" is hereby deleted in its entirety and replaced with the following:

†  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding Acquired Fund Fees and Expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. In addition, the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Portfolio Summary—Global Strategist Portfolio—Fees and Expenses of the Portfolio (Class II)—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Strategist Portfolio	$103	$322	$558	$1,236

The first sentence of the second paragraph under the section of the Prospectus entitled "Fund Management—Advisory Fee" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed 1.00% of average daily net assets.

Statement of Additional Information Supplement

June 16, 2015

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2015 to The Universal Institutional Funds, Inc. Statement of Additional Information dated May 1, 2015

Global Strategist Portfolio (the "Portfolio")

The total expense ratio cap of each of the Portfolio's Class I and Class II shares has been increased, effective August 1, 2015. Accordingly, effective August 1, 2015, the Statement of Additional Information is hereby amended as follows:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fees and the maximum expense ratios for the Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class II
Global Strategist	0.75% of the portion of the daily net assets not exceeding $500 million; 0.70% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion.	0.90%	1.00%

Please retain this supplement for future reference.